FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8:-     FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments, marketable securities and ACS earn  out liability related to the acquisition of ACS, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets (liabilities) are valued using alternative pricing sources and models utilizing market observable inputs. The ACS earn  out liability is classified within Level 3 of the fair value hierarchy because this liability is based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. Unobservable inputs used in this model are significant.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements using input type
	Level 2	Level 3	Total

Marketable securities	$19,602	$—	$19,602
Financial liabilities related to foreign currency derivative hedging contracts	(293)	—	(293)
Earn out liability related to the acquisition of ACS	—	(433)	(433)

Total financial net assets (liabilities) as of December 31, 2018	$19,309	$(433)	$18,876

As of December 31, 2019, the Group had no financial instruments measured at fair value.

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2019	$(433)
Payment of earn out liability	410
Adjustment due to change in the forecast of earn out consideration	23

Balance at December 31, 2019	$—